Revenue From Contracts With Customers -Summary Of Contract With Customer Asset And Liability (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Contract With Customer Asset And Liability [Line Items]
Customer advances and prepaid cards	¥ 121,270	$ 16,614	¥ 100,502
Deferred Income, Current	500	60	200
Total	279,276	38,261	240,280
Revenue Related To Loyalty Points [Member]
Contract With Customer Asset And Liability [Line Items]
Deferred Income, Current	454	62	181
Membership [Member]
Contract With Customer Asset And Liability [Line Items]
Deferred Income, Current	¥ 157,600	$ 21,600	¥ 139,597